Receivables and Related Allowances (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivable
The table below contains information about the gas utility customer accounts receivable balance (net of allowance) at December 31, 2020 and 2019, and the percentage of customers in each of the three states, which was consistent with the prior year.

	December 31,
(Thousands of dollars)	2020	2019
Gas utility customer accounts receivable balance	$145,108	$148,173

Schedule of Percent of Customers by State	The following table represents customers by state at December 31, 2020:

Percent of customers by state:
Arizona	53%
Nevada	37%
California	10%

Schedule of Allowance for Uncollectibles
Activity in the allowance account for uncollectibles is summarized as follows:

(Thousands of dollars)	Allowance for Uncollectibles
Balance, December 31, 2017	$2,111
Additions charged to expense	2,959
Accounts written off, less recoveries	(2,902)
Balance, December 31, 2018	2,168
Additions charged to expense	3,507
Accounts written off, less recoveries	(3,580)
Balance, December 31, 2019	2,095
Additions charged to expense	4,693
Accounts written off, less recoveries	(2,454)
Balance, December 31, 2020	$4,334